Annual Total Returns [BarChart] - AZL Balanced Index Strategy Fund - AZL Balanced Index Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.41%
Annual Return 2012	10.29%
Annual Return 2013	12.93%
Annual Return 2014	6.11%
Annual Return 2015	0.01%
Annual Return 2016	6.75%
Annual Return 2017	11.50%
Annual Return 2018	(4.36%)
Annual Return 2019	17.24%
Annual Return 2020	12.24%